Research Expenses	6 Months Ended
Dec. 31, 2025
Research Expenses [Abstract]
Research expenses	Note 10. Research expenses
	Consolidated
	31 December 2025	31 December 2024
	$	$
Product research and development expenses	384,727	314,472